Consolidated Statements Of Stockholders' Equity (USD $)	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit
Beginning Balance at Dec. 31, 2009	$ (69,746)	$ 1,402	$ 13,670	$ 4,808,558	$ (4,893,376)
Beginning Balance, (shares) at Dec. 31, 2009	0	1,401,786	13,670,399	0	0
Common Stock issued in private placement	300,000	0	600	299,400	0
Common Stock issued in private placement, (shares)	0	0	600,000	0	0
Common stock issued in SafeData acquisition	850,000	0	2,429	847,571	0
Common stock issued in SafeData acquisition, (shares)	0	0	2,428,572	0	0
Stock based compensation	67,421	0	0	67,421	0
Stock based compensation	372,000	0	1,063	370,937	0
Stock based compensation, (shares)	0	0	1,062,857	0	0
Stock options exercised	0	0	99	(99)	0
Stock options exercised, (shares)	0	0	98,505	0	0
Warrants issued with convertible debt	920,056	0	0	920,056	0
Net loss	(1,798,981)	0	0	0	(1,798,981)
Preferred stock dividend	(50,000)	0	0	0	(50,000)
Balance at Dec. 31, 2010	590,750	1,402	17,861	7,313,844	(6,742,357)
Balance, (shares) at Dec. 31, 2010	0	1,401,786	17,860,331	0	0
Common Stock issued in private placement	1,755,000	0	3,941	1,751,059	0
Common Stock issued in private placement, (shares)	0	0	3,940,777	0	0
Common stock issued in debt conversion	1,000,000	0	2,564	997,436	0
Common stock issued in debt conversion, (shares)	0	0	2,564,098	0	0
Common stock issued in lieu of interest	272,093	0	398	271,695	0
Common stock issued in lieu of interest, (shares)	0	0	400,002	0	0
Warrants exercised	0	0	2,998	(2,998)	0
Warrants exercised, (shares)	0	0	2,997,632	0	0
Stock issued in settlement of contingent liability	150,000	0	429	149,571	0
Stock issued in settlement of contingent liability, (shares)	0	0	428,571	0	0
Common stock issued in equity financing	42,500	0	50	42,450	0
Common stock issued in equity financing, (shares)	0	0	50,000	0	0
Stock based compensation	78,837	0	0	78,837	0
Stock issued for services provided	21,250	0	25	21,225	0
Stock issued for services provided, (shares)	0	0	25,000	0	0
Stock options exercised	0	0	838	(838)	0
Stock options exercised, (shares)	0	0	837,730	0	0
Stock issued in settlement of accounts payable	255,000	0	300	254,700	0
Stock issued in settlement of accounts payable, (shares)	0	0	300,000	0	0
Stock issuance cancellations	(172,000)	0	(491)	(171,509)	0
Stock issuance cancellations, (shares)	0	0	(491,429)	0	0
Net loss	(2,803,647)	0	0	0	(2,803,647)
Preferred stock dividend	(50,000)	0	0	0	(50,000)
Balance at Dec. 31, 2011	$ 1,139,781	$ 1,402	$ 28,913	$ 10,705,470	$ (9,596,004)
Balance, (shares) at Dec. 31, 2011	0	1,401,786	28,912,712	0	0